Equity Method Investments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Equity Method Investments And Joint Ventures [Abstract]
Share of net profit	$ 2,193	13,470
Cash distribution from an equity investee	$ 4,082	24,714